Taxes - Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets
Retirement benefits	$ 3,766	$ 3,620
Leases	1,729	103
Share-based and other compensation	637	636
Domestic tax loss/credit carryforwards	1,259	964
Deferred income	600	674
Foreign tax loss/credit carryforwards	836	903
Bad debt, inventory and warranty reserves	298	348
Depreciation	253	231
Accruals	368	336
Intangible assets	592	620
Capitalized research and development	722
Other	1,438	1,398
Gross deferred tax assets	12,498	9,833
Less: valuation allowance	608	915	$ 1,004
Net deferred tax assets	11,890	8,918
Deferred Tax Liabilities
Goodwill and intangible assets	3,111	1,200
GILTI deferred taxes	1,908	1,927
Leases and right of use assets	2,216	580
Depreciation	728	719
Retirement benefits	1,002	455
Software development costs	1,075	292
Deferred transition costs	233	233
Undistributed foreign earnings	725	981
Other	940	1,011
Gross deferred tax liabilities	$ 11,938	$ 7,398